Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowance for credit losses - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Total, Beginning	¥ 975,850,851	¥ 607,965,498
Total, Net loans principal, interest and financing service fee receivables	8,254,244,548	8,436,866,515
Total, Recorded investment	8,993,547,621	9,412,717,366
Allowance for loans which are individually assessed, Provision for credit losses	238,084,863	(298,467,893)	¥ 77,348,480
Total, Provision for credit losses	143,717,209	(207,743,842)
Total, Charge-offs	(53,995,624)	(145,024,435)
Total, Increase in guaranteed recoverable assets	(347,620,170)	541,917,706
Total, Recoveries	21,350,807	178,735,924
Total, Ending	739,303,073	975,850,851	¥ 607,965,498
First lien [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for loans which are collectively assessed, Beginning	357,239,453	222,034,414
Allowance for loans which are individually assessed, Beginning	32,968,721	27,176,553
Allowance for loans which are collectively assessed, Net loans principal, interest and financing service fee receivables	3,036,599,198	3,048,382,936
Allowance for loans which are individually assessed, Net loans principal, interest and financing service fee receivables	33,358,825	75,782,367
Allowance for loans which are collectively assessed, Recorded investment	3,322,899,199	3,405,622,388
Allowance for loans which are individually assessed, Recorded investment	37,195,175	108,751,089
Allowance for loans which are collectively assessed, Provision for credit losses	(8,058,972)	1,184,418
Allowance for loans which are individually assessed, Provision for credit losses	72,834,526	(65,333,841)
Allowance for loans which are collectively assessed, Charge-offs	(1,318,568)	(53,919,303)
Allowance for loans which are individually assessed, Charge-offs	(7,843,977)	(9,950,932)
Allowance for loans which are collectively assessed, Increase in guaranteed recoverable assets	(61,561,912)	187,939,924
Allowance for loans which are individually assessed, Increase in guaranteed recoverable assets	(102,009,203)	18,633,218
Allowance for loans which are collectively assessed, Recoveries
Allowance for loans which are individually assessed, Recoveries	7,886,283	62,443,724
Allowance for loans which are collectively assessed, Ending	286,300,001	357,239,453
Allowance for loans which are individually assessed, Ending	3,836,350	32,968,721
Second lien [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for loans which are collectively assessed, Beginning	557,131,501	313,932,763
Allowance for loans which are individually assessed, Beginning	28,511,176	44,821,768
Allowance for loans which are collectively assessed, Net loans principal, interest and financing service fee receivables	5,127,455,016	5,249,959,347
Allowance for loans which are individually assessed, Net loans principal, interest and financing service fee receivables	56,831,509	62,741,865
Allowance for loans which are collectively assessed, Recorded investment	5,568,210,252	5,807,090,849
Allowance for loans which are individually assessed, Recorded investment	65,242,995	91,253,040
Allowance for loans which are collectively assessed, Provision for credit losses	(19,852,708)	(6,117,066)
Allowance for loans which are individually assessed, Provision for credit losses	98,794,363	(137,477,353)
Allowance for loans which are collectively assessed, Charge-offs		(69,524,088)
Allowance for loans which are individually assessed, Charge-offs	(44,833,079)	(11,630,112)
Allowance for loans which are collectively assessed, Increase in guaranteed recoverable assets	(96,523,557)	318,839,892
Allowance for loans which are individually assessed, Increase in guaranteed recoverable assets	(87,525,498)	16,504,672
Allowance for loans which are collectively assessed, Recoveries
Allowance for loans which are individually assessed, Recoveries	13,464,524	116,292,200
Allowance for loans which are collectively assessed, Ending	440,755,236	557,131,501
Allowance for loans which are individually assessed, Ending	8,411,486	28,511,176
Subtotal [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for loans which are collectively assessed, Beginning	914,370,954	535,967,177
Allowance for loans which are individually assessed, Beginning	61,479,897	71,998,321
Allowance for loans which are collectively assessed, Net loans principal, interest and financing service fee receivables	8,164,054,214	8,298,342,283
Allowance for loans which are individually assessed, Net loans principal, interest and financing service fee receivables	90,190,334	138,524,232
Allowance for loans which are collectively assessed, Recorded investment	8,891,109,451	9,212,713,237
Allowance for loans which are individually assessed, Recorded investment	102,438,170	200,004,129
Allowance for loans which are collectively assessed, Provision for credit losses	(27,911,680)	(4,932,648)
Allowance for loans which are individually assessed, Provision for credit losses	171,628,889	(202,811,194)
Allowance for loans which are collectively assessed, Charge-offs	(1,318,568)	(123,443,391)
Allowance for loans which are individually assessed, Charge-offs	(52,677,056)	(21,581,044)
Allowance for loans which are collectively assessed, Increase in guaranteed recoverable assets	(158,085,469)	506,779,816
Allowance for loans which are individually assessed, Increase in guaranteed recoverable assets	(189,534,701)	35,137,890
Allowance for loans which are collectively assessed, Recoveries
Allowance for loans which are individually assessed, Recoveries	21,350,807	178,735,924
Allowance for loans which are collectively assessed, Ending	727,055,237	914,370,954
Allowance for loans which are individually assessed, Ending	¥ 12,247,836	¥ 61,479,897